Associates and Joint Ventures	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Associates and Joint Ventures	Associates and joint ventures

The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and consolidated income statements is as follows:

Millions of euros	12/31/2020	12/31/2019
Investments accounted for by the equity method	427	140
Long-term credits to associates and joint ventures	1	—
Receivables from associates and joint ventures for current operations (Note 14)	25	37
Payables to associates and joint ventures (Note 22)	11	634

Millions of euros	2020	2019	2018
Share of income (loss) of investments accounted for by the equity method	2	13	4
Revenue from operations with associates and joint ventures	268	265	233
Expenses from operations with associates and joint ventures	39	30	14
Financial revenues with associates and joint ventures	—	—	1
Financial expenses with associates and joint ventures	—	1	—

The detail of the movement in investments accounted for by the equity method in 2020 and 2019 was as follows:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/2018	68
Income (loss)	13
Dividends	(13)
Transfers and others	72
Balance at 12/31/2019	140
Additions	269
Disposals	(2)
Translation differences and other comprehensive income (loss)	(14)
Income (loss)(*)	1
Dividends	(12)
Transfers and others	45
Balance at 12/31/2020	427
(*) The results, including those of Tesco Mobile Ltd. since its transfer to non-current assets and disposal groups held for sale, amounted to 2 million euros.

In September 2019 Telefónica, S.A. reached an agreement with Prosegur Compañía de Seguridad, S.A. (“Prosegur”) for the acquisition of a 50% stake in Prosegur's alarm business in Spain, with the objective of developing said business through the combination of the complementary capabilities of both companies. On February 28, 2020, after obtaining the relevant regulatory approvals, Telefónica de Contenidos, S.A.U. acquired 50% of the shares in Prosegur Alarmas España, S.L. The price was paid with 49,545,262 shares in Telefónica, with a valuation amounting to 266 million euros at the date of the transaction (see notes 2 and 17).
"Transfers and others" in 2020 includes the initial registration of the joint venture of Telefónica with Allianz to deploy Fiber-to-the-Home (FTTH) in Germany (see note 29.c) and the reclassification of the joint venture of Telefonica United Kingdom Tesco Mobile Ltd. to "Non-current assets and disposal groups held for sale" (see Note 30).
"Transfers and others" line in 2019 mainly included the reclassification of the net book value of Internet para Todos, S.A.C. to Investments accounted for by the equity method (see Appendix I).
The detail of investments accounted for by the equity method is as follow:

Million of euros	12/31/2020	12/31/2019
Prosegur Alarmas España, S.L.	265	—
Internet para Todos S.A.C.	58	72
Others	104	68
Total	427	140
The breakdown of the key financial highlights of Prosegur Alarmas España and Internet para Todos for the latest period available at the time of preparation of these consolidated financial statements and the reconciliation with the carrying amount in the Group are as follows:

Million of euros	Prosegur Alarmas España, S.L.	Internet para Todos S.A.C.
Assets	149	117
Liabilities	(128)	(11)
Net assets	21	106
Purchase price allocation
Assets	156	—
Liabilities	(39)	—
Net assets	117	—
% Holding	50%	54.7%
Group’s share in equity	69	58
Goodwill	196	—
Carrying amount in the Telefónica Group	265	58